Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
	$	$
Staff advances	851	134
Prepayment for products	1,528	2,485
Advance to OEMs	16,417	16,939
Rental and other deposits	1,426	1,064
VAT recoverable	1,437	2,696
Receivable from an export/import agent	9,101	1,138
Investment of convertible bond	-	238
Cash loan	-	100
Others	397	366
	31,157	25,160
Less: provision	(13,992)	(11,327)

	17,165	13,833

Provisions were $13,992 and $11,327 as of December 31, 2020 and 2021, respectively. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.